Commitments and contingencies: (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014 Credit Agreement with Wells Fargo	Oct. 02, 2012 EXCO and BG	Jun. 30, 2014 Gloria's Ranch, LLC lawsuit Maximum
Legal proceedings
Estimated possible loss having material effect if adjudicated entirely in favour of the mineral owner				$ 9,100,000
Amount to be received in cash on settlement			12,179,853
Amount paid under the revolving credit facility		9,134,980
Reimbursement of legal and arbitration expenses	$ 677,303